Trade and Accounts Payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and Accounts Payables [Abstract]
Schedule of Trade and Accounts Payables
	2024	2023

Trade accounts payable	23,470,268	24,266,237
Capital accruals	5,615,601	5,615,601
Accrued interest on borrowings	3,469,162	3,519,648
Accrued expenses	5,239,291	1,512,726
VAT payable	721,564	339,397
SEC settlement obligation (Note 18)	Nil	5,000,000
	38,515,886	40,253,609